Financial instruments by category (Schedule of Financial Liabilities - contractual undiscounted cash flows) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 22,347	$ 13,243
To be paid to co-venturers	3,528	15,000
Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	5,760	4,803	$ 8,449
2021
Disclosure of detailed information about financial instruments [line items]
Borrowings	48,311	37,621
Lease liabilities	10,890	7,442
Trade payables	62,408	83,291
Non-derivative financial liabilities, undiscounted cash flows	127,131	143,382
2021 | Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	1,994	28
2021 | LG International Corporation [Member]
Disclosure of detailed information about financial instruments [line items]
Payables to related parties	3,528	15,000
Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	49,444	27,625
Lease liabilities	6,230	2,494
Trade payables	1,120	700
Non-derivative financial liabilities, undiscounted cash flows	60,560	30,819
Later than one year and not later than two years [member] | Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	3,766	0
Later than one year and not later than two years [member] | LG International Corporation [Member]
Disclosure of detailed information about financial instruments [line items]
Payables to related parties	0	0
Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	538,000	507,875
Lease liabilities	5,294	4,479
Trade payables	0	0
Non-derivative financial liabilities, undiscounted cash flows	543,294	517,129
Later than two years and not later than five years [member] | Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	0	4,775
Later than two years and not later than five years [member] | LG International Corporation [Member]
Disclosure of detailed information about financial instruments [line items]
Payables to related parties	0	0
Falling due over 5 years[member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	378,875	0
Lease liabilities	3,653	1,053
Trade payables	0	0
Non-derivative financial liabilities, undiscounted cash flows	382,528	1,053
Falling due over 5 years[member] | Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	0	0
Falling due over 5 years[member] | LG International Corporation [Member]
Disclosure of detailed information about financial instruments [line items]
Payables to related parties	$ 0	$ 0